Stockholders' Equity (Details - Activity of the warrants) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Warrants outstanding, shares	270,010	0
Weighted Average Exercise Price, Beginning Balance	$ 0.50	$ 0
Warrants granted	2,806,091	270,010
Weighted Average Exercise Price, Granted	$ 3.51	$ 0.50
Weighted Average Remaining Contractual Life, granted	5 years 7 days	5 years
Warrants exercised		0
Weighted Average Exercise Price, Exercised	$ 0.06	$ 0
Warrants forfeited/canceled	0	0
Weighted Average Exercise Price, Forfeited/canceled	$ 0	$ 0
Weighted Average Remaining Contractual, Life (in years)	4 years 4 months 13 days	4 years 7 months 9 days
Exercised	(166,667)
Warrants outstanding, shares	2,909,434	270,010
Weighted Average Exercise Price, Ending Balance	$ 3.66	$ 0.50
Warrants exercisable	2,409,433
Weighted Average Exercise Price, Exercisable	$ 4.41
Exercisable	4 years 4 months 28 days